Treasury Shares (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Feb. 11, 2025	Dec. 27, 2024
The Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount				$ 10.0
Repurchased in open market (in Shares)	3,302,194
Total consideration amount	$ 10.0	$ 1.6
Issuance of shares (in Shares)	625,682
Second Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount			$ 15.0
Repurchased in open market (in Shares)	553,747
Total consideration amount	$ 1.2